Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment		€ 7,111,000,000	€ 7,601,000,000
Property Plant And Equipment Own Use		6,826,000,000	7,311,000,000
Property Plant And Equipment Leased out under an operating lease		285,000,000	290,000,000
Investment properties tangible assets		210,000,000	222,000,000
Total tangible assets		7,321,000,000	7,823,000,000
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		4,288,000,000	4,380,000,000
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		49,000,000	52,000,000
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		5,486,000,000	5,515,000,000
Right to use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		3,077,000,000	3,061,000,000
Investment properties tangible assets		149,000,000	123,000,000
Accumulated depreciation [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use		(5,512,000,000)	(5,275,000,000)
Investment properties tangible assets		(53,000,000)	(42,000,000)
Impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Own Use	[1]	(561,000,000)	(422,000,000)
Property Plant And Equipment Leased out under an operating lease	[1]	0	0
Investment properties tangible assets		(53,000,000)	(60,000,000)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Leased out under an operating lease		329,000,000	345,000,000
Accumulated depreciation leased [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property Plant And Equipment Leased out under an operating lease		(44,000,000)	(54,000,000)
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment properties tangible assets		163,000,000	198,000,000
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment properties tangible assets		€ 4,000,000	€ 4,000,000

[1]	(*) In 2021, it includes allowances on right of use of the rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 23 and 44).